PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Multi-Manager Mid Cap
Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .1%
Communication Services : 0 .7%
1,267
Electronic Arts, Inc.
$ 176,721
0 .1
2,418
Fox Corp. - Class A
72,032
0 .1
1,350
Fox Corp. - Class B
36,963
0.0
4,812  Interpublic Group of
Cos., Inc.
151,097
0 .1
1,075
(1)
Liberty Broadband
Corp. - Class C
64,694
0.0
1,220
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
88,767
0 .1
727
(1)
Live Nation
Entertainment, Inc.
70,505
0.0
2,357  New York Times Co.
- Class A
104,368
0 .1
3,106
News Corp. - Class A
83,489
0 .1
295  Nexstar Media Group,
Inc.
49,020
0.0
1,901
Omnicom Group, Inc.
168,029
0 .1
1,065,685
0 .7
Consumer Discretionary : 12 .6%
15,375
(1)
Aptiv PLC
1,222,159
0 .8
814
(1)
AutoNation, Inc.
121,937
0 .1
2,064
Best Buy Co., Inc.
166,936
0 .1
55,708
BorgWarner, Inc.
1,734,190
1 .2
1,325
Brunswick Corp.
115,805
0 .1
705
(1)
CarMax, Inc.
55,695
0.0
2,276
D.R. Horton, Inc.
340,125
0 .2
10,800  Darden Restaurants,
Inc.
1,843,668
1 .3
8,529  Dick's Sporting Goods,
Inc.
1,517,224
1 .0
830
(1)
Dollar Tree, Inc.
121,744
0 .1
27,317
eBay, Inc.
1,291,548
0 .9
1,612
Garmin Ltd.
221,408
0 .2
5,564
Gentex Corp.
203,253
0 .1
990
Genuine Parts Co.
147,767
0 .1
531
(1)
Grand Canyon
Education, Inc.
71,579
0 .1
1,328
H&R Block, Inc.
65,006
0 .1
4,904  Hilton Worldwide
Holdings, Inc.
1,001,985
0 .7
374  Hyatt Hotels Corp.
- Class A
57,443
0.0
968
Lear Corp.
132,955
0 .1
1,803
Lennar Corp. - Class A
285,794
0 .2
1,911
LKQ Corp.
99,926
0 .1
2,826
(1)
Mattel, Inc.
55,672
0.0
53
(1)
NVR, Inc.
404,155
0 .3
525  Penske Automotive
Group, Inc.
80,587
0 .1
475
Polaris, Inc.
44,037
0.0
2,165
PulteGroup, Inc.
234,643
0 .2
6,679
Ralph Lauren Corp.
1,241,760
0 .9
9,300
Ross Stores, Inc.
1,385,328
1 .0
1,828
(1)
Skechers USA, Inc.
- Class A
112,989
0 .1
1,284
Tapestry, Inc.
61,029
0.0
10,875
Target Corp.
1,663,005
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
397
Thor Industries, Inc.
$ 50,887
0.0
1,509
Toll Brothers, Inc.
172,992
0 .1
334
(1)
TopBuild Corp.
134,395
0 .1
228
Vail Resorts, Inc.
52,511
0.0
350
Whirlpool Corp.
37,586
0.0
793
Williams-Sonoma, Inc.
186,775
0 .1
11,900
Yum! Brands, Inc.
1,647,198
1 .1
18,383,696
12 .6
Consumer Staples : 3 .8%
11,483  Albertsons Cos., Inc.
- Class A
232,875
0 .1
25,196
(1)
BJ's Wholesale Club
Holdings, Inc.
1,840,316
1 .3
890  Casey's General
Stores, Inc.
270,996
0 .2
944
Ingredion, Inc.
111,043
0 .1
794
Kellogg Co.
43,789
0.0
5,892
Kroger Co.
292,302
0 .2
1,663  Molson Coors
Beverage Co. - Class
B
103,805
0 .1
477
(1)
Post Holdings, Inc.
49,684
0.0
6,800
Sysco Corp.
550,596
0 .4
1,931  Tyson Foods, Inc.
- Class A
104,737
0 .1
36,445
(1)
US Foods Holding
Corp.
1,851,042
1 .3
5,451,185
3 .8
Energy : 3 .9%
37,700
Baker Hughes Co.
1,115,543
0 .8
1,831  Chesapeake Energy
Corp.
151,570
0 .1
89,307
Coterra Energy, Inc.
2,302,335
1 .6
34,200
Devon Energy Corp.
1,506,852
1 .0
4,610
HF Sinclair Corp.
255,855
0 .2
1,820
Marathon Oil Corp.
44,135
0.0
2,341
Phillips 66
333,616
0 .2
5,709,906
3 .9
Financials : 14 .9%
962  Affiliated Managers
Group, Inc.
150,370
0 .1
1,105
Aflac, Inc.
89,218
0 .1
15,700  American Financial
Group, Inc.
2,004,419
1 .4
3,799  Annaly Capital
Management, Inc.
72,523
0.0
1,607
(1)
Arch Capital Group
Ltd.
140,757
0 .1
315  Arthur J Gallagher &
Co.
76,838
0 .1
263
Assurant, Inc.
47,721
0.0
31,260  Bank of New York
Mellon Corp.
1,753,373
1 .2
1,291
Brown & Brown, Inc.
108,715
0 .1
1,796
Carlyle Group, Inc.
82,347
0 .1
573  Cboe Global Markets,
Inc.
110,016
0 .1

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,852  Corebridge Financial,
Inc.
$ 70,815
0.0
103
(1)
Credit Acceptance
Corp.
57,021
0.0
911  Discover Financial
Services
109,958
0 .1
750  East West Bancorp,
Inc.
54,645
0.0
1,246  Evercore, Inc. - Class
A
233,102
0 .2
243
Everest Re Group Ltd.
89,638
0 .1
29,184  Fidelity National
Financial, Inc.
1,476,127
1 .0
1,323
Fifth Third Bancorp
45,432
0.0
825  First American
Financial Corp.
48,188
0.0
13,948
Global Payments, Inc.
1,809,056
1 .2
534
Globe Life, Inc.
67,781
0.0
21,876  Hartford Financial
Services Group, Inc.
2,096,596
1 .4
886
Houlihan Lokey, Inc.
113,993
0 .1
64,866  Huntington
Bancshares, Inc.
845,853
0 .6
670  Interactive Brokers
Group, Inc. - Class A
72,842
0.0
2,634  Janus Henderson
Group PLC
82,075
0 .1
1,352
Loews Corp.
101,576
0 .1
12,077  MGIC Investment
Corp.
240,212
0 .2
117
MSCI, Inc.
65,633
0.0
1,201
Nasdaq, Inc.
67,496
0.0
55,500  Old Republic
International Corp.
1,607,280
1 .1
637
Popular, Inc.
53,304
0.0
611  Principal Financial
Group, Inc.
49,405
0.0
2,000
Progressive Corp.
379,120
0 .3
21,200  Prosperity Bancshares,
Inc.
1,323,092
0 .9
333  Reinsurance Group of
America, Inc.
58,891
0.0
9,111
Rithm Capital Corp.
98,763
0 .1
574
RLI Corp.
84,062
0 .1
1,653
SEI Investments Co.
111,164
0 .1
1,065
State Street Corp.
78,522
0 .1
693
Stifel Financial Corp.
52,571
0.0
2,143
Synchrony Financial
88,506
0 .1
13,496  T. Rowe Price Group,
Inc.
1,529,772
1 .0
779  Tradeweb Markets,
Inc. - Class A
82,434
0 .1
1,675
Unum Group
82,829
0 .1
546
(2)
Voya Financial, Inc.
37,325
0.0
20,579
W.R. Berkley Corp.
1,720,404
1 .2
7,186  Willis Towers Watson
PLC
1,958,975
1 .3
21,780,755
14 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 7 .5%
8,975  Agilent Technologies,
Inc.
$ 1,232,806
0 .8
4,140
Cardinal Health, Inc.
463,597
0 .3
193
(1)
Charles River
Laboratories
International, Inc.
49,059
0.0
68
Chemed Corp.
42,577
0.0
16,424
Cooper Cos., Inc.
1,537,286
1 .1
1,420  Encompass Health
Corp.
105,648
0 .1
1,009
(1)
Enovis Corp.
60,348
0.0
1,798
(1)
Fortrea Holdings, Inc.
67,497
0.0
1,299
(1)
Henry Schein, Inc.
99,335
0 .1
22,242
(1)
Hologic, Inc.
1,641,460
1 .1
4,526
(1)
ICON PLC
1,451,126
1 .0
720  Laboratory Corp. of
America Holdings
155,398
0 .1
265
(1)
Molina Healthcare, Inc.
104,386
0 .1
16,114
Quest Diagnostics, Inc.
2,012,477
1 .4
424
STERIS PLC
98,754
0 .1
196
(1)
United Therapeutics
Corp.
44,225
0.0
809  Universal Health
Services, Inc. - Class B
135,152
0 .1
6,739
Viatris, Inc.
83,361
0 .1
12,700  Zimmer Biomet
Holdings, Inc.
1,579,372
1 .1
10,963,864
7 .5
Industrials : 24 .5%
2,271
A.O. Smith Corp.
188,266
0 .1
806
Acuity Brands, Inc.
202,499
0 .1
1,127
AECOM
100,111
0 .1
14,476
AGCO Corp.
1,588,017
1 .1
26,086
(1)
Alaska Air Group, Inc.
975,356
0 .7
3,207  Allison Transmission
Holdings, Inc.
241,583
0 .2
798
AMETEK, Inc.
143,784
0 .1
625  Armstrong World
Industries, Inc.
75,381
0.0
1,130
(1)
AZEK Co., Inc.
54,364
0.0
1,390
(1)
Builders FirstSource,
Inc.
271,300
0 .2
874  BWX Technologies,
Inc.
88,125
0 .1
285
(1)
CACI International, Inc.
- Class A
106,832
0 .1
708
Carlisle Cos., Inc.
247,800
0 .2
20,757
Carrier Global Corp.
1,153,674
0 .8
608  CH Robinson
Worldwide, Inc.
45,041
0.0
631
(1)
Clean Harbors, Inc.
114,905
0 .1
4,817
(1)
Core & Main, Inc.
- Class A
229,915
0 .2
1,063
Crane Holdings Co.
62,101
0.0
369
Cummins, Inc.
99,117
0 .1
344
Curtiss-Wright Corp.
81,277
0 .1
3,467
Delta Air Lines, Inc.
146,550
0 .1
1,291
Donaldson Co., Inc.
92,461
0 .1
713
Dover Corp.
117,916
0 .1

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
941
EMCOR Group, Inc.
$ 295,022
0 .2
1,297
Esab Corp.
128,559
0 .1
3,271  Expeditors
International of
Washington, Inc.
391,212
0 .3
996
Fastenal Co.
72,718
0.0
966
Ferguson PLC
204,261
0 .1
1,513
Fortive Corp.
128,802
0 .1
3,308  Fortune Brands
Innovations, Inc.
269,073
0 .2
9,349
(1)
FTI Consulting, Inc.
1,934,121
1 .3
38,700
Genpact Ltd.
1,315,800
0 .9
1,246
Graco, Inc.
113,710
0 .1
1,039
(1)
GXO Logistics, Inc.
53,779
0.0
1,377  Howmet Aerospace,
Inc.
91,639
0 .1
2,314
Hubbell, Inc.
880,870
0 .6
393  Huntington Ingalls
Industries, Inc.
114,607
0 .1
1,294
Ingersoll Rand, Inc.
118,181
0 .1
1,399
ITT, Inc.
176,470
0 .1
1,570
Jacobs Solutions, Inc.
230,241
0 .2
9,418  JB Hunt Transport
Services, Inc.
1,943,028
1 .3
661
(1)
Kirby Corp.
57,983
0.0
25,489  Knight-Swift
Transportation
Holdings, Inc.
1,436,050
1 .0
5,963
Landstar System, Inc.
1,134,163
0 .8
16,493
Leidos Holdings, Inc.
2,108,795
1 .4
356  Lennox International,
Inc.
167,751
0 .1
3,250  Lincoln Electric
Holdings, Inc.
833,950
0 .6
15,615
ManpowerGroup, Inc.
1,126,778
0 .8
5,095
Masco Corp.
391,092
0 .3
2,779  MDU Resources
Group, Inc.
60,249
0.0
11,300
(1)
Middleby Corp.
1,719,408
1 .2
312
MSA Safety, Inc.
57,455
0.0
2,166  MSC Industrial Direct
Co., Inc. - Class A
218,636
0 .1
519
Nordson Corp.
137,872
0 .1
2,322
nVent Electric PLC
156,317
0 .1
1,893
Oshkosh Corp.
209,858
0 .1
1,688
Otis Worldwide Corp.
160,866
0 .1
2,733
Owens Corning
409,349
0 .3
2,883
PACCAR, Inc.
319,696
0 .2
867
Pentair PLC
67,444
0.0
718
Quanta Services, Inc.
173,404
0 .1
608
RB Global, Inc.
46,153
0.0
4,078
Regal Rexnord Corp.
699,336
0 .5
6,798
Republic Services, Inc.
1,248,113
0 .9
3,386  Robert Half
International, Inc.
272,234
0 .2
2,086
Ryder System, Inc.
238,013
0 .2
257
(1)
Saia, Inc.
147,878
0 .1
2,704  Schneider National,
Inc. - Class B
63,679
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
888  Science Applications
International Corp.
$ 124,285
0 .1
305
(1)
SiteOne Landscape
Supply, Inc.
51,386
0.0
808
Snap-on, Inc.
222,733
0 .2
1,670
Southwest Airlines Co.
57,231
0.0
1,416  SS&C Technologies
Holdings, Inc.
90,284
0 .1
622  Stanley Black &
Decker, Inc.
55,538
0.0
306
Tetra Tech, Inc.
54,260
0.0
24,405
Textron, Inc.
2,173,753
1 .5
591
Timken Co.
49,638
0.0
14,725
Toro Co.
1,359,265
0 .9
490  Trane Technologies
PLC
138,165
0 .1
11,675
TransUnion
906,330
0 .6
188
United Rentals, Inc.
130,335
0 .1
2,797
Vestis Corp.
52,472
0.0
612
Watsco, Inc.
241,202
0 .2
830  Westinghouse Air
Brake Technologies
Corp.
117,271
0 .1
606
Woodward, Inc.
85,743
0 .1
737
(1)
XPO, Inc.
88,676
0 .1
9,125
Xylem, Inc.
1,159,331
0 .8
35,708,888
24 .5
Information Technology : 9 .6%
2,010
(1)
Akamai Technologies,
Inc.
222,949
0 .2
1,675
Amdocs Ltd.
152,760
0 .1
11,061  Amphenol Corp.
- Class A
1,208,304
0 .8
958
(1)
Arrow Electronics, Inc.
112,565
0 .1
206  Broadridge Financial
Solutions, Inc.
41,937
0.0
800
(1)
Cirrus Logic, Inc.
73,456
0.0
4,713  Cognizant Technology
Solutions Corp. - Class
A
372,421
0 .3
2,829
Corning, Inc.
91,207
0 .1
1,188  Dolby Laboratories,
Inc. - Class A
96,228
0 .1
869
(1)
F5, Inc.
162,694
0 .1
56,600
(1)
Flex Ltd.
1,593,290
1 .1
11,198  Hewlett Packard
Enterprise Co.
170,546
0 .1
2,560
HP, Inc.
72,525
0.0
1,327
Jabil, Inc.
191,207
0 .1
344  Jack Henry &
Associates, Inc.
59,777
0.0
727
(1)
Keysight Technologies,
Inc.
112,176
0 .1
312
Littelfuse, Inc.
74,331
0.0
13,400
Maximus, Inc.
1,121,044
0 .8
15,200
MKS Instruments, Inc.
1,865,952
1 .3
3,200  Motorola Solutions,
Inc.
1,057,248
0 .7
969
NetApp, Inc.
86,357
0 .1

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
410
(1)
Qorvo, Inc.
$ 46,966
0.0
16,848  Skyworks Solutions,
Inc.
1,767,692
1 .2
1,285
TD SYNNEX Corp.
133,512
0 .1
96
(1)
Teledyne Technologies,
Inc.
41,018
0.0
581
(1)
VeriSign, Inc.
113,463
0 .1
1,996
Vontier Corp.
85,828
0 .1
26,900
(1)
Western Digital Corp.
1,599,743
1 .1
5,843
Western Union Co.
78,355
0 .1
4,136
(1)
Zebra Technologies
Corp. - Class A
1,155,929
0 .8
13,961,480
9 .6
Materials : 11 .2%
6,011
Amcor PLC
54,460
0.0
8,498
AptarGroup, Inc.
1,193,629
0 .8
5,547
Avery Dennison Corp.
1,201,092
0 .8
38,934
(1)
Axalta Coating
Systems Ltd.
1,274,310
0 .9
1,284  Berry Global Group,
Inc.
74,742
0.0
1,288  CF Industries
Holdings, Inc.
103,967
0 .1
913
Corteva, Inc.
48,864
0.0
23,498
Crown Holdings, Inc.
1,800,417
1 .2
2,110  DuPont de Nemours,
Inc.
145,991
0 .1
326
Eagle Materials, Inc.
82,657
0 .1
1,041
Eastman Chemical Co.
91,337
0 .1
12,600
Franco-Nevada Corp.
1,321,236
0 .9
4,246  Graphic Packaging
Holding Co.
110,184
0 .1
3,256
Huntsman Corp.
83,354
0 .1
4,257
International Paper Co.
150,527
0 .1
1,267
Louisiana-Pacific Corp.
93,720
0 .1
3,661  LyondellBasell
Industries NV - Class A
367,125
0 .2
179  Martin Marietta
Materials, Inc.
103,410
0 .1
1,319
Mosaic Co.
41,100
0.0
167
NewMarket Corp.
107,159
0 .1
2,038
Nucor Corp.
391,907
0 .3
2,136
Olin Corp.
114,917
0 .1
12,822  Packaging Corp. of
America
2,323,218
1 .6
405
PPG Industries, Inc.
57,348
0.0
2,551  Reliance Steel &
Aluminum Co.
819,432
0 .6
351
Royal Gold, Inc.
36,023
0.0
13,458
RPM International, Inc.
1,552,380
1 .1
1,482
Silgan Holdings, Inc.
65,075
0.0
945
Sonoco Products Co.
53,563
0.0
2,322
Steel Dynamics, Inc.
310,730
0 .2
1,192  United States Steel
Corp.
56,429
0.0
2,229
(1)
Valvoline, Inc.
95,045
0 .1
340
Vulcan Materials Co.
90,389
0 .1
12,865
Westlake Corp.
1,784,504
1 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,732
Westrock Co.
$ 78,442
0 .1
16,278,683
11 .2
Real Estate : 6 .9%
15,075  Alexandria Real Estate
Equities, Inc.
1,880,305
1 .3
1,445  American Homes 4
Rent - Class A
53,479
0.0
3,342  Apartment Income
REIT Corp.
101,329
0 .1
693  AvalonBay
Communities, Inc.
122,682
0 .1
16,752
Camden Property Trust
1,582,729
1 .1
2,206
(1)
CBRE Group, Inc.
- Class A
202,709
0 .1
1,496
CubeSmart
65,241
0 .1
476  EastGroup Properties,
Inc.
83,628
0 .1
16,283  Equity LifeStyle
Properties, Inc.
1,096,172
0 .8
930
Equity Residential
55,995
0.0
261  Essex Property Trust,
Inc.
60,395
0.0
439  Extra Space Storage,
Inc.
61,886
0.0
1,367  First Industrial Realty
Trust, Inc.
72,451
0 .1
6,181  Host Hotels & Resorts,
Inc.
128,194
0 .1
1,379
Invitation Homes, Inc.
46,983
0.0
761
Iron Mountain, Inc.
59,845
0.0
489
(1)
Jones Lang LaSalle,
Inc.
93,027
0 .1
16,800  Lamar Advertising Co.
- Class A
1,857,240
1 .3
50,100  National Retail
Properties, Inc.
2,038,569
1 .4
788  Regency Centers
Corp.
48,817
0.0
1,311
STAG Industrial, Inc.
48,691
0.0
7,655
Weyerhaeuser Co.
263,179
0 .2
10,023,546
6 .9
Utilities : 3 .5%
39,870
Alliant Energy Corp.
1,903,792
1 .3
830
Ameren Corp.
59,088
0.0
1,679
Atmos Energy Corp.
189,576
0 .1
2,303  CenterPoint Energy,
Inc.
63,333
0 .1
1,068
CMS Energy Corp.
61,271
0.0
1,311  Consolidated Edison,
Inc.
114,332
0 .1
740
DTE Energy Co.
80,179
0 .1
1,710
Edison International
116,314
0 .1
653
Entergy Corp.
66,325
0 .1
910
Evergy, Inc.
45,081
0.0
1,465
FirstEnergy Corp.
53,634
0.0
3,834  Hawaiian Electric
Industries, Inc.
46,698
0.0
410
IDACORP, Inc.
36,125
0.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
927
National Fuel Gas Co.
$ 45,182
0.0
4,002
NiSource, Inc.
104,292
0 .1
4,311
NRG Energy, Inc.
238,485
0 .2
1,778
OGE Energy Corp.
58,514
0.0
1,008  Pinnacle West Capital
Corp.
68,877
0 .1
1,617
PPL Corp.
42,640
0.0
1,445  Public Service
Enterprise Group, Inc.
90,168
0 .1
618  WEC Energy Group,
Inc.
48,507
0.0
30,873
Xcel Energy, Inc.
1,626,698
1 .1
5,159,111
3 .5
Total Common Stock
(Cost $129,681,777)
144,486,799
99 .1
EXCHANGE-TRADED FUNDS : 0.0%
1,554  iShares Russell Mid-
Cap ETF
125,579
0.0
Total Exchange-Traded
Funds
(Cost $119,129)
125,579
0.0
OTHER
(3)
: — %
Communication Services : — %
1,308
(4)(5)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $129,800,906)
144,612,378
99 .1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .5%
Mutual Funds : 1 .5%
2,139,493
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $2,139,493) $ 2,139,493 1 .5
Total Short-Term
Investments
(Cost $2,139,493)
2,139,493
1 .5
Total Investments in
Securities
(Cost $131,940,399) $ 146,751,871 100 .6
Liabilities in Excess
of Other Assets (947,211) (0.6)
Net Assets $ 145,804,660 100.0
(1)
Non-income producing security.
(2)
Investment in affiliate.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of February 29, 2024, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 144,486,799 $ — $ — $ 144,486,799
Exchange-Traded Funds 125,579 — — 125,579
Short-Term Investments 2,139,493 — — 2,139,493
Total Investments, at fair value $ 146,751,871 $ — $ — $ 146,751,871
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 66,647 $ 40,978 $ (67,197) $ (3,103) $ 37,325 $ — $ 1,720 $ —
$ 66,647 $ 40,978 $ (67,197) $ (3,103) $ 37,325 $ — $ 1,720 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At February 29, 2024, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 19,088,570
Gross Unrealized Depreciation (4,277,098)
Net Unrealized Appreciation $ 14,811,472